SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Basic and Diluted Earnings Per Share) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net income available to common shareholders			$ 59,800	$ 247,313
Denominator:
Weighted average shares - basic			36,789,408	36,000,000
Net income (loss) per share - basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.01